Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under these non-cancellable leases
The Group has entered into
non-cancellable
operating leases covering various facilities. Future minimum lease payments under these non-cancellable
leases as follows:

	Payment due by schedule
	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total

Office rental	8,220	7,581	3,791	—	19,592